GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Automobile Components – 1.2%
20,302	Aptiv PLC*	$ 1,788,200

Biotechnology – 3.4%
3,997	Argenx SE ADR (Netherlands)*	1,553,634
20,224	BioMarin Pharmaceutical, Inc.*	1,758,274
12,965	Sarepta Therapeutics, Inc.*	1,602,474

		4,914,382

Broadline Retail – 5.3%
64,036	Amazon.com, Inc.*	7,721,461

Capital Markets – 1.3%
3,885	MSCI, Inc.	1,828,009

Chemicals – 4.2%
7,780	Linde PLC	2,751,475
14,652	Sherwin-Williams Co. (The)	3,337,432

		6,088,907

Commercial Services & Supplies – 1.5%
15,587	Waste Connections, Inc.	2,129,964

Electrical Equipment – 1.3%
6,559	Rockwell Automation, Inc.	1,827,337

Financial Services – 3.8%
15,284	Mastercard, Inc., Class A	5,578,966

Food Products – 2.3%
39,288	McCormick & Co., Inc.	3,368,160

Ground Transportation – 1.7%
8,199	Old Dominion Freight Line, Inc.	2,545,298

Health Care Equipment & Supplies – 5.0%
63,605	Boston Scientific Corp.*	3,274,385
6,595	Insulet Corp.*	1,808,679
7,231	Intuitive Surgical, Inc.*	2,225,991

		7,309,055

Health Care Providers & Services – 1.1%
3,230	Humana, Inc.	1,621,040

Hotels, Restaurants & Leisure – 1.5%
7,416	McDonald’s Corp.	2,114,376

Shares	Description	Value

Common Stocks – (continued)
Household Products – 1.7%
17,639	Procter & Gamble Co. (The)	$ 2,513,558

Interactive Media & Services – 6.2%
35,785	Alphabet, Inc., Class A*	4,396,903
27,025	Alphabet, Inc., Class C*	3,334,074
132,167	Snap, Inc., Class A*	1,348,104

		9,079,081

IT Services – 3.7%
11,018	Accenture PLC, Class A	3,370,627
12,565	Snowflake, Inc., Class A*	2,077,748

		5,448,375

Pharmaceuticals – 5.2%
41,905	AstraZeneca PLC ADR (United Kingdom)	3,062,418
10,466	Eli Lilly & Co.	4,494,728

		7,557,146

Professional Services – 1.5%
28,251	CoStar Group, Inc.*	2,243,129

Semiconductors & Semiconductor Equipment – 13.2%
10,124	Enphase Energy, Inc.*	1,760,361
4,982	KLA Corp.	2,206,976
80,131	Marvell Technology, Inc.	4,686,862
28,044	NVIDIA Corp.	10,610,167

		19,264,366

Software – 16.1%
7,611	Intuit, Inc.	3,189,922
50,749	Microsoft Corp.	16,665,464
16,220	Salesforce, Inc.*	3,623,224

		23,478,610

Specialized REITs – 1.7%
13,067	American Tower Corp. REIT	2,410,077

Specialty Retail – 1.8%
25,965	Ross Stores, Inc.	2,690,493

Technology Hardware, Storage & Peripherals – 10.7%
88,042	Apple, Inc.	15,605,445

Textiles, Apparel & Luxury Goods – 3.7%
6,998	Lululemon Athletica, Inc.*	2,322,846

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
28,771	NIKE, Inc., Class B	$ 3,028,436

		5,351,282

TOTAL COMMON STOCKS (Cost $80,376,200)		$144,476,717

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
802,903	5.003%	$ 802,903
(Cost $802,903)

TOTAL INVESTMENTS – 99.7% (Cost $81,179,103)		$145,279,620

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		505,839

NET ASSETS – 100.0%		$145,785,459

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Aerospace & Defense – 0.5%
1,572	L3Harris Technologies, Inc.	$ 276,546

Automobile Components – 0.5%
3,127	Aptiv PLC*	275,426

Automobiles – 1.0%
2,561	Tesla, Inc.*	522,265

Banks – 3.6%
18,838	Bank of America Corp.	523,508
5,079	Citizens Financial Group, Inc.	130,937
5,251	East West Bancorp, Inc.	251,260
6,067	JPMorgan Chase & Co.	823,353
1,053	M&T Bank Corp.	125,475

		1,854,533

Beverages – 1.3%
1,415	Coca-Cola Co. (The)	84,419
4,352	Coca-Cola Europacific Partners PLC (United Kingdom)	271,521
1,236	Constellation Brands, Inc., Class A	300,311

		656,251

Biotechnology – 2.3%
960	AbbVie, Inc.	132,442
1,045	Biogen, Inc.*	309,748
2,335	BioMarin Pharmaceutical, Inc.*	203,005
4,817	Gilead Sciences, Inc.	370,620
2,092	Neurocrine Biosciences, Inc.*	187,297

		1,203,112

Broadline Retail – 2.4%
10,213	Amazon.com, Inc.*	1,231,484

Building Products – 0.7%
2,262	Allegion PLC	236,922
903	Trane Technologies PLC	147,397

		384,319

Capital Markets – 1.1%
920	Ameriprise Financial, Inc.	274,593

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
576	MSCI, Inc.	$ 271,025

		545,618

Chemicals – 1.6%
1,468	Linde PLC	519,173
1,401	Sherwin-Williams Co. (The)	319,120

		838,293

Communications Equipment – 1.1%
11,188	Cisco Systems, Inc.	555,708

Consumer Finance – 1.4%
2,516	American Express Co.	398,937
2,919	Discover Financial Services	299,898

		698,835

Consumer Staples Distribution & Retail – 2.1%
4,561	Performance Food Group Co.*	252,178
1,943	Target Corp.	254,397
3,784	Walmart, Inc.	555,756

		1,062,331

Containers & Packaging – 0.5%
1,629	Avery Dennison Corp.	262,481

Electric Utilities – 1.4%
5,777	NextEra Energy, Inc.	424,378
4,678	Xcel Energy, Inc.	305,427

		729,805

Electrical Equipment – 1.0%
1,285	Eaton Corp. PLC	226,032
994	Rockwell Automation, Inc.	276,928

		502,960

Entertainment – 1.6%
2,404	Electronic Arts, Inc.	307,712
3,138	Live Nation Entertainment, Inc.*	250,852
439	Walt Disney Co. (The)*	38,614
18,774	Warner Bros Discovery, Inc.*	211,771

		808,949

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 4.7%
1,750	Berkshire Hathaway, Inc., Class B*	$ 561,890
4,547	Fidelity National Information Services, Inc.	248,130
1,721	Jack Henry & Associates, Inc.	263,124
527	Mastercard, Inc., Class A	192,365
5,707	PayPal Holdings, Inc.*	353,777
3,602	Visa, Inc., Class A	796,150

		2,415,436

Food Products – 1.5%
854	Lamb Weston Holdings, Inc.	94,965
3,457	McCormick & Co., Inc.	296,368
5,292	Mondelez International, Inc., Class A	388,486

		779,819

Ground Transportation – 1.0%
892	Old Dominion Freight Line, Inc.	276,913
920	Saia, Inc.*	261,427

		538,340

Health Care Equipment & Supplies – 2.0%
2,615	Boston Scientific Corp.*	134,620
725	Cooper Cos., Inc. (The)	269,359
1,037	Intuitive Surgical, Inc.*	319,230
2,308	Zimmer Biomet Holdings, Inc.	293,901

		1,017,110

Health Care Providers & Services – 3.3%
1,796	AmerisourceBergen Corp.	305,589
4,511	Centene Corp.*	281,532
5,538	CVS Health Corp.	376,750
714	Humana, Inc.	358,335
796	UnitedHealth Group, Inc.	387,843

		1,710,049

Health Care REITs – 0.5%
6,006	Ventas, Inc. REIT	259,099

Hotels, Restaurants & Leisure – 2.9%
644	Domino’s Pizza, Inc.	186,663
2,786	Expedia Group, Inc.*	266,648
1,859	McDonald’s Corp.	530,020
3,452	Wyndham Hotels & Resorts, Inc.	235,599

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,164	Yum! Brands, Inc.	$ 278,485

		1,497,415

Household Durables – 0.6%
2,896	Lennar Corp., Class A	310,219

Household Products – 1.0%
4,328	Colgate-Palmolive Co.	321,917
1,453	Procter & Gamble Co. (The)	207,052

		528,969

Industrial Conglomerates – 0.8%
4,078	General Electric Co.	414,039

Insurance – 2.5%
2,593	Allstate Corp. (The)	281,211
4,052	Arch Capital Group Ltd.*	282,424
1,569	Chubb Ltd.	291,520
2,393	Globe Life, Inc.	246,910
1,090	Marsh & McLennan Cos., Inc.	188,766

		1,290,831

Interactive Media & Services – 5.9%
10,594	Alphabet, Inc., Class A*	1,301,685
7,665	Alphabet, Inc., Class C*	945,631
7,200	Match Group, Inc.*	248,400
1,980	Meta Platforms, Inc., Class A*	524,145

		3,019,861

IT Services – 1.1%
1,770	Accenture PLC, Class A	541,478

Life Sciences Tools & Services – 1.3%
12,277	Avantor, Inc.*	244,803
188	Mettler-Toledo International, Inc.*	248,512
793	Waters Corp.*	199,217

		692,532

Machinery – 3.1%
1,965	Caterpillar, Inc.	404,299
1,065	Cummins, Inc.	217,697
4,323	Fortive Corp.	281,470

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,213	Illinois Tool Works, Inc.	$ 265,319
2,633	ITT, Inc.	200,529
2,473	Xylem, Inc.	247,795

		1,617,109

Media – 0.5%
6,625	Interpublic Group of Cos., Inc. (The)	246,384

Metals & Mining – 1.1%
8,103	Freeport-McMoRan, Inc.	278,257
2,862	Steel Dynamics, Inc.	263,018

		541,275

Multi-Utilities – 1.0%
3,456	Ameren Corp.	280,178
2,800	WEC Energy Group, Inc.	244,580

		524,758

Oil, Gas & Consumable Fuels – 4.4%
2,128	Chesapeake Energy Corp.	160,132
1,018	Chevron Corp.	153,331
4,391	ConocoPhillips	436,026
4,130	Devon Energy Corp.	190,393
2,626	EOG Resources, Inc.	281,744
7,953	Exxon Mobil Corp.	812,638
11,589	Marathon Oil Corp.	256,812

		2,291,076

Pharmaceuticals – 3.8%
3,576	AstraZeneca PLC ADR (United Kingdom)	261,334
6,978	Bristol-Myers Squibb Co.	449,662
1,754	Eli Lilly & Co.	753,273
2,102	Johnson & Johnson	325,936
1,331	Merck & Co., Inc.	146,956

		1,937,161

Professional Services – 1.2%
2,737	Booz Allen Hamilton Holding Corp.	275,287
1,469	Verisk Analytics, Inc.	321,873

		597,160

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – 1.0%
1,658	AvalonBay Communities, Inc. REIT	$ 288,459
3,465	Equity LifeStyle Properties, Inc. REIT	218,884

		507,343

Semiconductors & Semiconductor Equipment – 6.1%
3,283	Applied Materials, Inc.	437,624
221	Broadcom, Inc.	178,559
1,763	Enphase Energy, Inc.*	306,550
811	KLA Corp.	359,265
4,089	Marvell Technology, Inc.	239,166
1,476	MKS Instruments, Inc.	143,630
3,276	NVIDIA Corp.	1,239,442
1,446	Texas Instruments, Inc.	251,430

		3,155,666

Software – 11.7%
1,769	Cadence Design Systems, Inc.*	408,480
4,237	DocuSign, Inc.*	238,967
6,169	Dynatrace, Inc.*	314,557
967	Intuit, Inc.	405,289
11,486	Microsoft Corp.	3,771,888
1,410	Palo Alto Networks, Inc.*	300,880
2,761	Salesforce, Inc.*	616,752

		6,056,813

Specialized REITs – 0.5%
5,719	CubeSmart REIT	254,152

Specialty Retail – 2.2%
617	Home Depot, Inc. (The)	174,889
2,141	Lowe’s Cos., Inc.	430,619
2,810	Ross Stores, Inc.	291,172
612	Ulta Beauty, Inc.*	250,816

		1,147,496

Technology Hardware, Storage & Peripherals – 7.9%
20,159	Apple, Inc.	3,573,183
5,334	Dell Technologies, Inc., Class C	239,016
3,822	NetApp, Inc.	253,590

		4,065,789

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.4%
6,546	Capri Holdings Ltd.*	$ 229,765

TOTAL COMMON STOCKS (Cost $41,086,887)		$50,596,060

Exchange-Traded Fund – 0.9%
1,065	SPDR S&P 500 ETF Trust
(Cost $436,062)		$ 445,010

Shares	Dividend Rate	Value

Investment Company – 1.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
610,269	5.003%	$ 610,269
(Cost $610,269)

TOTAL INVESTMENTS – 100.2% (Cost $42,133,218)		$51,651,339

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(91,036)

NET ASSETS – 100.0%		$51,560,303

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Aerospace & Defense – 1.2%
20,767	Boeing Co. (The)*	$ 4,271,772
19,418	L3Harris Technologies, Inc.	3,416,015
7,350	Northrop Grumman Corp.	3,200,851
2,576	TransDigm Group, Inc.	1,992,922

		12,881,560

Automobile Components – 0.4%
49,257	Aptiv PLC*	4,338,557

Automobiles – 1.2%
216,119	General Motors Co.	7,004,417
31,764	Tesla, Inc.*	6,477,632

		13,482,049

Banks – 3.1%
393,986	Bank of America Corp.	10,948,871
69,689	East West Bancorp, Inc.	3,334,619
149,544	JPMorgan Chase & Co.	20,294,616

		34,578,106

Beverages – 1.2%
52,360	Coca-Cola Europacific Partners PLC (United Kingdom)	3,266,740
23,338	Constellation Brands, Inc., Class A	5,670,434
64,797	Monster Beverage Corp.*	3,798,400

		12,735,574

Biotechnology – 2.4%
15,755	Alnylam Pharmaceuticals, Inc.*	2,914,832
3,273	Argenx SE ADR (Netherlands)*	1,272,215
11,485	Biogen, Inc.*	3,404,269
33,284	BioMarin Pharmaceutical, Inc.*	2,893,711
25,853	Exact Sciences Corp.*	2,109,088
95,899	Gilead Sciences, Inc.	7,378,469
15,371	Neurocrine Biosciences, Inc.*	1,376,166
39,200	Sarepta Therapeutics, Inc.*	4,845,120
2,177	Seagen, Inc.*	426,039

		26,619,909

Broadline Retail – 3.0%
265,480	Amazon.com, Inc.*	32,011,579
19,084	Etsy, Inc.*	1,546,758

		33,558,337

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.5%
35,186	Trane Technologies PLC	$ 5,743,411

Capital Markets – 2.5%
5,721	BlackRock, Inc.	3,761,843
46,912	Carlyle Group, Inc. (The)	1,285,858
89,343	Charles Schwab Corp. (The)	4,707,483
92,942	Morgan Stanley	7,598,938
9,129	MSCI, Inc.	4,295,468
15,112	Raymond James Financial, Inc.	1,365,369
9,904	S&P Global, Inc.	3,639,027
12,459	Tradeweb Markets, Inc., Class A	834,130

		27,488,116

Chemicals – 2.4%
24,252	Celanese Corp.	2,522,693
35,890	Linde PLC	12,692,858
49,671	Sherwin-Williams Co. (The)	11,314,060

		26,529,611

Commercial Services & Supplies – 0.3%
25,963	Waste Connections, Inc.	3,547,844

Communications Equipment – 1.5%
8,960	Arista Networks, Inc.*	1,490,407
241,125	Cisco Systems, Inc.	11,976,679
9,945	Motorola Solutions, Inc.	2,803,694

		16,270,780

Construction Materials – 0.9%
25,106	Martin Marietta Materials, Inc.	9,993,192

Consumer Finance – 1.0%
67,492	American Express Co.	10,701,532

Consumer Staples Distribution & Retail – 0.6%
12,109	Dollar General Corp.	2,434,999
32,090	Target Corp.	4,201,544

		6,636,543

Containers & Packaging – 0.6%
8,392	Avery Dennison Corp.	1,352,203
99,428	Ball Corp.	5,086,736

		6,438,939

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.8%
562,088	AT&T, Inc.	$ 8,841,644

Electric Utilities – 1.4%
165,898	NextEra Energy, Inc.	12,186,867
46,954	Xcel Energy, Inc.	3,065,627

		15,252,494

Electrical Equipment – 2.2%
13,419	AMETEK, Inc.	1,946,694
52,396	Eaton Corp. PLC	9,216,456
43,356	Rockwell Automation, Inc.	12,078,982
34,524	Shoals Technologies Group, Inc., Class A*	810,969

		24,053,101

Electronic Equipment, Instruments & Components – 0.4%
9,909	CDW Corp.	1,701,276
17,986	Keysight Technologies, Inc.*	2,910,135

		4,611,411

Energy Equipment & Services – 0.3%
127,407	Halliburton Co.	3,650,211

Entertainment – 1.0%
12,959	Electronic Arts, Inc.	1,658,752
35,900	Live Nation Entertainment, Inc.*	2,869,846
6,817	Netflix, Inc.*	2,694,283
20,688	Walt Disney Co. (The)*	1,819,716
163,609	Warner Bros Discovery, Inc.*	1,845,510

		10,888,107

Financial Services – 3.1%
37,027	Apollo Global Management, Inc.	2,475,255
25,815	Berkshire Hathaway, Inc., Class B*	8,288,680
17,218	Fidelity National Information Services, Inc.	939,586
5,929	Mastercard, Inc., Class A	2,164,204
88,201	PayPal Holdings, Inc.*	5,467,580
66,574	Visa, Inc., Class A	14,714,851

		34,050,156

Food Products – 1.8%
143,710	McCormick & Co., Inc.	12,320,258
104,063	Mondelez International, Inc., Class A	7,639,265

		19,959,523

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 1.0%
16,915	Norfolk Southern Corp.	$ 3,521,365
13,607	Old Dominion Freight Line, Inc.	4,224,157
88,702	Uber Technologies, Inc.*	3,364,467

		11,109,989

Health Care Equipment & Supplies – 3.8%
234,895	Boston Scientific Corp.*	12,092,395
4,207	Cooper Cos., Inc. (The)	1,563,027
32,004	Dexcom, Inc.*	3,752,789
31,489	Edwards Lifesciences Corp.*	2,652,318
15,209	GE HealthCare Technologies, Inc.	1,209,268
11,498	Insulet Corp.*	3,153,326
27,353	Intuitive Surgical, Inc.*	8,420,347
74,235	Zimmer Biomet Holdings, Inc.	9,453,085

		42,296,555

Health Care Providers & Services – 2.9%
34,819	Centene Corp.*	2,173,054
172,495	CVS Health Corp.	11,734,835
10,455	Humana, Inc.	5,247,051
25,357	UnitedHealth Group, Inc.	12,354,944

		31,509,884

Health Care Technology – 0.4%
25,915	Veeva Systems, Inc., Class A*	4,294,115

Hotel & Resort REITs – 0.1%
14,376	Ryman Hospitality Properties, Inc. REIT	1,318,710

Hotels, Restaurants & Leisure – 1.9%
1,434	Chipotle Mexican Grill, Inc.*	2,977,686
18,745	Domino’s Pizza, Inc.	5,433,238
48,883	Las Vegas Sands Corp.*	2,694,920
33,080	McDonald’s Corp.	9,431,439

		20,537,283

Household Products – 2.2%
116,940	Colgate-Palmolive Co.	8,697,997
107,064	Procter & Gamble Co. (The)	15,256,620

		23,954,617

Industrial Conglomerates – 0.5%
49,262	General Electric Co.	5,001,571

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial REITs – 0.2%
16,518	EastGroup Properties, Inc. REIT	$ 2,719,028

Insurance – 1.4%
14,285	Allstate Corp. (The)	1,549,208
35,921	Arch Capital Group Ltd.*	2,503,694
14,999	Chubb Ltd.	2,786,814
20,418	Globe Life, Inc.	2,106,729
879	Markel Group, Inc.*	1,155,648
19,708	Marsh & McLennan Cos., Inc.	3,413,032
14,965	Progressive Corp. (The)	1,914,173

		15,429,298

Interactive Media & Services – 5.0%
197,806	Alphabet, Inc., Class A*	24,304,423
170,232	Alphabet, Inc., Class C*	21,001,522
33,221	Meta Platforms, Inc., Class A*	8,794,263
124,892	Snap, Inc., Class A*	1,273,899

		55,374,107

IT Services – 2.2%
39,956	Accenture PLC, Class A	12,223,340
66,168	International Business Machines Corp.	8,508,543
18,667	Snowflake, Inc., Class A*	3,086,775

		23,818,658

Life Sciences Tools & Services – 1.2%
11,298	Danaher Corp.	2,594,247
13,103	Illumina, Inc.*	2,576,705
6,682	Waters Corp.*	1,678,652
20,521	West Pharmaceutical Services, Inc.	6,866,942

		13,716,546

Machinery – 2.3%
43,295	Caterpillar, Inc.	8,907,946
51,688	Illinois Tool Works, Inc.	11,305,716
74,023	Stanley Black & Decker, Inc.	5,549,505

		25,763,167

Media – 0.3%
48,802	Interpublic Group of Cos., Inc. (The)	1,814,946
36,628	New York Times Co. (The), Class A	1,297,364

		3,112,310

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 1.1%
215,586	Freeport-McMoRan, Inc.	$ 7,403,223
53,908	Steel Dynamics, Inc.	4,954,145

		12,357,368

Multi-Utilities – 0.8%
43,402	Ameren Corp.	3,518,600
64,460	CMS Energy Corp.	3,737,391
35,358	Dominion Energy, Inc.	1,777,800

		9,033,791

Office REITs – 0.3%
32,539	Alexandria Real Estate Equities, Inc. REIT	3,691,875

Oil, Gas & Consumable Fuels – 4.9%
47,801	Cheniere Energy, Inc.	6,681,146
88,910	Chesapeake Energy Corp.	6,690,478
28,140	Chevron Corp.	4,238,447
14,387	ConocoPhillips	1,428,629
22,048	Devon Energy Corp.	1,016,413
12,896	DT Midstream, Inc.	586,252
52,790	EOG Resources, Inc.	5,663,839
141,792	Exxon Mobil Corp.	14,488,307
53,584	Hess Corp.	6,787,485
79,119	Marathon Oil Corp.	1,753,277
76,609	Targa Resources Corp.	5,213,242

		54,547,515

Passenger Airlines – 0.2%
47,501	United Airlines Holdings, Inc.*	2,254,635

Personal Care Products – 0.5%
11,629	Estee Lauder Cos., Inc. (The), Class A	2,140,085
138,632	Kenvue, Inc.*	3,478,277

		5,618,362

Pharmaceuticals – 2.7%
53,320	AstraZeneca PLC ADR (United Kingdom)	3,896,625
202,609	Bristol-Myers Squibb Co.	13,056,124
21,444	Eli Lilly & Co.	9,209,340
22,569	Zoetis, Inc.	3,678,973

		29,841,062

Professional Services – 0.2%
7,438	Verisk Analytics, Inc.	1,629,740

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – 0.4%
11,577	AvalonBay Communities, Inc. REIT	$ 2,014,166
31,999	Equity LifeStyle Properties, Inc. REIT	2,021,377

		4,035,543

Semiconductors & Semiconductor Equipment – 6.4%
20,768	Applied Materials, Inc.	2,768,374
31,103	Enphase Energy, Inc.*	5,408,190
29,095	KLA Corp.	12,888,794
196,542	Marvell Technology, Inc.	11,495,742
60,672	Micron Technology, Inc.	4,137,830
65,276	NVIDIA Corp.	24,696,522
55,715	Texas Instruments, Inc.	9,687,724

		71,083,176

Software – 9.1%
10,296	Atlassian Corp., Class A*	1,861,414
28,528	Dynatrace, Inc.*	1,454,643
3,260	HubSpot, Inc.*	1,688,647
9,924	Intuit, Inc.	4,159,347
224,397	Microsoft Corp.	73,689,731
44,012	Oracle Corp.	4,662,631
12,435	Palo Alto Networks, Inc.*	2,653,505
30,160	Salesforce, Inc.*	6,737,141
12,653	Workday, Inc., Class A*	2,682,309
9,912	Zscaler, Inc.*	1,342,878

		100,932,246

Specialized REITs – 1.1%
12,782	American Tower Corp. REIT	2,357,512
52,794	CubeSmart REIT	2,346,165
47,717	Digital Realty Trust, Inc. REIT	4,889,084
2,933	Equinix, Inc. REIT	2,186,698

		11,779,459

Specialty Retail – 2.4%
3,203	Home Depot, Inc. (The)	907,890
14,770	Lowe’s Cos., Inc.	2,970,690
34,271	RH*	8,395,710
89,607	Ross Stores, Inc.	9,285,077
8,757	Tractor Supply Co.	1,835,380
6,595	Ulta Beauty, Inc.*	2,702,829

		26,097,576

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 6.4%
392,077	Apple, Inc.	$ 69,495,648
36,509	Dell Technologies, Inc., Class C	1,635,969

		71,131,617

Textiles, Apparel & Luxury Goods – 0.8%
36,635	Capri Holdings Ltd.*	1,285,888
10,023	Lululemon Athletica, Inc.*	3,326,934
39,506	NIKE, Inc., Class B	4,158,402

		8,771,224

TOTAL COMMON STOCKS (Cost $727,086,280)		$1,065,611,734

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,487,593	5.003%	$ 9,487,593
(Cost $9,487,593)

TOTAL INVESTMENTS – 97.4% (Cost $736,573,873)		$1,075,099,327

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		29,389,953

NET ASSETS – 100.0%		$1,104,489,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Aerospace & Defense – 1.4%
23,247	L3Harris Technologies, Inc.	$ 4,089,612
71,677	Woodward, Inc.	7,555,473

		11,645,085

Automobile Components – 1.4%
137,290	Aptiv PLC*	12,092,503

Biotechnology – 6.1%
48,611	Alnylam Pharmaceuticals, Inc.*	8,993,521
6,402	Argenx SE ADR (Netherlands)*	2,488,457
16,530	Biogen, Inc.*	4,899,657
67,403	BioMarin Pharmaceutical, Inc.*	5,860,017
93,484	Exact Sciences Corp.*	7,626,425
89,804	Neurocrine Biosciences, Inc.*	8,040,152
64,463	Sarepta Therapeutics, Inc.*	7,967,627
34,824	Seagen, Inc.*	6,815,057

		52,690,913

Broadline Retail – 1.1%
117,586	Etsy, Inc.*	9,530,345

Building Products – 2.0%
106,596	Trane Technologies PLC	17,399,665

Capital Markets – 2.4%
33,357	MSCI, Inc.	15,695,469
70,454	Tradeweb Markets, Inc., Class A	4,716,896

		20,412,365

Chemicals – 2.8%
142,346	Ashland, Inc.	12,082,328
92,700	PPG Industries, Inc.	12,170,583

		24,252,911

Communications Equipment – 1.2%
61,062	Arista Networks, Inc.*	10,157,053

Construction Materials – 2.0%
42,482	Martin Marietta Materials, Inc.	16,909,535

Consumer Finance – 1.1%
91,841	Discover Financial Services	9,435,744

Containers & Packaging – 2.0%
24,781	Avery Dennison Corp.	3,992,962

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
258,786	Ball Corp.	$ 13,239,492

		17,232,454

Electrical Equipment – 4.3%
104,316	AMETEK, Inc.	15,133,122
79,291	Rockwell Automation, Inc.	22,090,473

		37,223,595

Electronic Equipment, Instruments & Components – 3.5%
184,807	Amphenol Corp., Class A	13,943,688
96,690	Keysight Technologies, Inc.*	15,644,442

		29,588,130

Entertainment – 2.1%
162,280	Live Nation Entertainment, Inc.*	12,972,663
474,144	Warner Bros Discovery, Inc.*	5,348,345

		18,321,008

Financial Services – 0.3%
16,879	Jack Henry & Associates, Inc.	2,580,630

Food Products – 3.4%
166,577	McCormick & Co., Inc.	14,280,646
922,817	Utz Brands, Inc.	15,180,340

		29,460,986

Ground Transportation – 2.4%
44,941	Old Dominion Freight Line, Inc.	13,951,484
21,931	Saia, Inc.*	6,231,913

		20,183,397

Health Care Equipment & Supplies – 8.4%
22,444	Align Technology, Inc.*	6,344,021
24,460	Cooper Cos., Inc. (The)	9,087,624
227,706	Dexcom, Inc.*	26,700,805
61,239	Insulet Corp.*	16,794,796
105,482	Zimmer Biomet Holdings, Inc.	13,432,078

		72,359,324

Health Care Technology – 1.5%
78,171	Veeva Systems, Inc., Class A*	12,952,935

Hotel & Resort REITs – 0.9%
87,360	Ryman Hospitality Properties, Inc. REIT	8,013,533

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.6%
26,043	Domino’s Pizza, Inc.	$ 7,548,563
99,962	Expedia Group, Inc.*	9,567,363
39,149	Yum! Brands, Inc.	5,038,085

		22,154,011

Life Sciences Tools & Services – 4.7%
17,660	Illumina, Inc.*	3,472,839
13,616	Mettler-Toledo International, Inc.*	17,998,582
56,018	West Pharmaceutical Services, Inc.	18,745,303

		40,216,724

Machinery – 5.4%
70,602	Chart Industries, Inc.*	7,747,158
42,024	Cummins, Inc.	8,590,126
143,513	Fortive Corp.	9,344,131
124,764	ITT, Inc.	9,502,026
108,965	Xylem, Inc.	10,918,293

		46,101,734

Media – 2.4%
292,042	Trade Desk, Inc. (The), Class A*	20,466,303

Metals & Mining – 0.7%
183,221	Freeport-McMoRan, Inc.	6,291,809

Oil, Gas & Consumable Fuels – 3.3%
100,228	Cheniere Energy, Inc.	14,008,868
83,694	Devon Energy Corp.	3,858,293
52,718	Hess Corp.	6,677,789
56,673	Targa Resources Corp.	3,856,598

		28,401,548

Personal Care Products – 0.3%
110,121	Kenvue, Inc.*	2,762,936

Professional Services – 2.6%
192,578	CoStar Group, Inc.*	15,290,693
25,468	Paycom Software, Inc.	7,134,351

		22,425,044

Semiconductors & Semiconductor Equipment – 6.4%
74,431	Enphase Energy, Inc.*	12,942,062
132,586	Entegris, Inc.	13,954,677
242,345	Marvell Technology, Inc.	14,174,759

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
84,337	MKS Instruments, Inc.	$ 8,206,834
63,637	ON Semiconductor Corp.*	5,320,053

		54,598,385

Software – 13.3%
25,733	ANSYS, Inc.*	8,326,941
115,890	Cadence Design Systems, Inc.*	26,760,160
109,296	Crowdstrike Holdings, Inc., Class A*	17,501,569
141,912	Datadog, Inc., Class A*	13,468,868
136,881	DocuSign, Inc.*	7,720,088
221,414	Dynatrace, Inc.*	11,289,900
30,815	HubSpot, Inc.*	15,961,862
94,638	Zscaler, Inc.*	12,821,556

		113,850,944

Specialized REITs – 0.4%
13,611	SBA Communications Corp. REIT	3,018,648

Specialty Retail – 3.3%
23,422	RH*	5,737,921
124,714	Ross Stores, Inc.	12,922,865
24,132	Ulta Beauty, Inc.*	9,890,018

		28,550,804

Textiles, Apparel & Luxury Goods – 1.9%
48,886	Lululemon Athletica, Inc.*	16,226,730

TOTAL COMMON STOCKS (Cost $712,538,487)		$837,507,731

Shares	Dividend Rate	Value

Investment Company – 2.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
19,981,596	5.003%	$ 19,981,596
(Cost $19,981,596)

TOTAL INVESTMENTS – 99.9% (Cost $732,520,083)		$857,489,327

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		264,445

NET ASSETS – 100.0%		$857,753,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Aerospace & Defense – 2.4%
11,233	Kratos Defense & Security Solutions, Inc.*	$ 147,602
6,606	Moog, Inc., Class A	642,169

		789,771

Automobile Components – 1.7%
3,749	Dorman Products, Inc.*	307,605
2,905	Fox Factory Holding Corp.*	258,313

		565,918

Beverages – 1.2%
4,140	MGP Ingredients, Inc.	393,548

Biotechnology – 5.7%
9,093	Alkermes PLC*	263,060
2,981	Apellis Pharmaceuticals, Inc.*	255,919
3,790	Arrowhead Pharmaceuticals, Inc.*	130,414
5,480	Beam Therapeutics, Inc.*	174,812
6,591	Cytokinetics, Inc.*	248,415
8,658	Halozyme Therapeutics, Inc.*	280,779
7,476	Ironwood Pharmaceuticals, Inc.*	81,339
5,359	Sage Therapeutics, Inc.*	265,270
3,602	Ultragenyx Pharmaceutical, Inc.*	177,795

		1,877,803

Broadline Retail – 1.0%
5,748	Ollie’s Bargain Outlet Holdings, Inc.*	316,830

Building Products – 1.9%
7,325	AAON, Inc.	634,418

Capital Markets – 3.8%
2,659	Hamilton Lane, Inc., Class A	180,573
3,706	Houlihan Lokey, Inc.	323,571
3,533	Piper Sandler Cos.	449,998
4,124	PJT Partners, Inc., Class A	277,957

		1,232,099

Chemicals – 3.3%
6,616	Ashland, Inc.	561,566
4,122	Balchem Corp.	509,603

		1,071,169

Commercial Services & Supplies – 1.0%
3,513	Casella Waste Systems, Inc., Class A*	316,732

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 0.7%
5,047	Calix, Inc.*	$ 235,241

Construction & Engineering – 2.7%
4,119	Ameresco, Inc., Class A*	177,447
1,947	EMCOR Group, Inc.	320,943
3,162	MYR Group, Inc.*	403,155

		901,545

Diversified Telecommunication Services – 0.8%
4,610	Iridium Communications, Inc.	276,784

Electrical Equipment – 2.7%
11,308	nVent Electric PLC	490,541
16,251	Shoals Technologies Group, Inc., Class A*	381,736

		872,277

Electronic Equipment, Instruments & Components – 3.8%
5,012	Badger Meter, Inc.	691,004
3,271	Novanta, Inc.*	541,678

		1,232,682

Energy Equipment & Services – 0.3%
3,134	Cactus, Inc., Class A	98,972

Financial Services – 1.2%
12,997	Flywire Corp.*	390,430

Food Products – 3.0%
15,154	Hostess Brands, Inc.*	377,032
31,350	Sovos Brands, Inc.*	595,336

		972,368

Health Care Equipment & Supplies – 8.3%
7,658	Axonics, Inc.*	370,571
5,928	Inari Medical, Inc.*	358,051
1,357	Inspire Medical Systems, Inc.*	396,909
3,210	iRhythm Technologies, Inc.*	366,807
4,246	Lantheus Holdings, Inc.*	367,661
5,543	Omnicell, Inc.*	406,967
6,903	Outset Medical, Inc.*	143,789
1,113	Shockwave Medical, Inc.*	306,175

		2,716,930

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.0%
2,549	Acadia Healthcare Co., Inc.*	$ 180,036
3,069	National Research Corp.	137,798

		317,834

Health Care Technology – 2.4%
14,737	Evolent Health, Inc., Class A*	429,436
7,797	Simulations Plus, Inc.	344,550

		773,986

Hotels, Restaurants & Leisure – 5.2%
17,296	Bowlero Corp.*	198,212
17,951	First Watch Restaurant Group, Inc.*	316,835
3,009	Texas Roadhouse, Inc.	324,671
3,006	Wingstop, Inc.	599,276
3,723	Wyndham Hotels & Resorts, Inc.	254,095

		1,693,089

Household Durables – 1.0%
1,699	TopBuild Corp.*	342,620

Life Sciences Tools & Services – 2.8%
4,748	10X Genomics, Inc., Class A*	249,080
12,517	Cytek Biosciences, Inc.*	97,758
1,208	Medpace Holdings, Inc.*	250,020
7,578	Olink Holding AB ADR (Sweden)*	147,619
13,037	Pacific Biosciences of California, Inc.*	161,398

		905,875

Machinery – 9.3%
3,254	Chart Industries, Inc.*	357,062
13,166	Federal Signal Corp.	697,666
4,645	Franklin Electric Co., Inc.	422,509
2,418	RBC Bearings, Inc.*	479,465
11,891	Shyft Group, Inc. (The)	279,557
6,239	Timken Co. (The)	446,401
2,340	Watts Water Technologies, Inc., Class A	370,773

		3,053,433

Media – 0.9%
15,375	Integral Ad Science Holding Corp.*	290,741

Oil, Gas & Consumable Fuels – 2.3%
3,248	Callon Petroleum Co.*	99,486
2,591	Denbury, Inc.*	233,630

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
24,370	Kosmos Energy Ltd. (Ghana)*	$ 145,245
2,242	Matador Resources Co.	98,581
17,787	Permian Resources Corp.	165,953

		742,895

Personal Care Products – 1.2%
3,922	elf Beauty, Inc.*	407,967

Pharmaceuticals – 1.2%
2,600	Intra-Cellular Therapies, Inc.*	154,388
7,762	Revance Therapeutics, Inc.*	237,207

		391,595

Professional Services – 1.0%
2,075	ExlService Holdings, Inc.*	313,201

Semiconductors & Semiconductor Equipment – 7.6%
2,208	Ambarella, Inc.*	159,683
3,935	Axcelis Technologies, Inc.*	619,959
9,216	Cohu, Inc.*	353,341
20,890	Credo Technology Group Holding Ltd.*	280,344
7,809	MaxLinear, Inc.*	228,101
3,885	Onto Innovation, Inc.*	417,055
5,038	Power Integrations, Inc.	435,283

		2,493,766

Software – 11.0%
3,863	Alteryx, Inc., Class A*	150,425
5,462	Clear Secure, Inc., Class A	134,966
19,850	EngageSmart, Inc.*	376,753
17,810	Freshworks, Inc., Class A*	280,686
14,411	Instructure Holdings, Inc.*	353,934
9,147	Nutanix, Inc., Class A*	270,934
12,372	PagerDuty, Inc.*	336,642
16,236	SentinelOne, Inc., Class A*	347,126
21,123	Sprinklr, Inc., Class A*	280,936
5,063	Sprout Social, Inc., Class A*	219,278
11,944	Tenable Holdings, Inc.*	489,585
3,873	Workiva, Inc.*	375,139

		3,616,404

Specialty Retail – 3.1%
21,769	Arhaus, Inc.*	153,907
4,560	Boot Barn Holdings, Inc.*	308,347

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
1,256	Murphy USA, Inc.	$ 347,184
8,362	National Vision Holdings, Inc.*	211,140

		1,020,578

Textiles, Apparel & Luxury Goods – 1.1%
2,406	Crocs, Inc.*	270,146
3,440	On Holding AG, Class A (Switzerland) *	94,428

		364,574

Trading Companies & Distributors – 1.9%
23,534	Core & Main, Inc., Class A*	629,299

TOTAL COMMON STOCKS (Cost $28,111,853)		$32,253,374

Shares	Dividend Rate	Value

Investment Company – 4.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,294,335	5.003%	$ 1,294,335
(Cost $1,294,335)

TOTAL INVESTMENTS – 102.5% (Cost $29,406,188)		$33,547,709

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(797,703)

NET ASSETS – 100.0%		$32,750,006

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.1%
135,991	HEICO Corp.	$ 21,021,489

Automobile Components – 0.5%
96,935	Fox Factory Holding Corp.*	8,619,460

Biotechnology – 3.8%
176,011	Beam Therapeutics, Inc.*(a)	5,614,751
48,744	BioMarin Pharmaceutical, Inc.*	4,237,803
120,054	Cytokinetics, Inc.*	4,524,835
429,615	Halozyme Therapeutics, Inc.*	13,932,415
146,392	Natera, Inc.*	6,896,527
150,303	Neurocrine Biosciences, Inc.*	13,456,628
74,429	Sarepta Therapeutics, Inc.*	9,199,424
249,652	Ultragenyx Pharmaceutical, Inc.*	12,322,823

		70,185,206

Building Products – 3.0%
279,764	AAON, Inc.	24,230,360
294,376	Allegion PLC	30,832,942

		55,063,302

Capital Markets – 2.4%
51,876	FactSet Research Systems, Inc.	19,966,553
127,009	Houlihan Lokey, Inc.	11,089,156
67,082	LPL Financial Holdings, Inc.	13,066,232

		44,121,941

Chemicals – 3.3%
393,079	Ashland, Inc.	33,364,546
362,333	RPM International, Inc.	28,910,550

		62,275,096

Commercial Services & Supplies – 1.6%
219,534	Tetra Tech, Inc.	30,179,339

Communications Equipment – 0.8%
317,942	Ciena Corp.*	14,860,609

Construction & Engineering – 2.6%
140,208	EMCOR Group, Inc.	23,111,887
145,355	Quanta Services, Inc.	25,812,141

		48,924,028

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – 2.7%
480,458	BJ’s Wholesale Club Holdings, Inc.*	$ 30,100,693
86,398	Casey’s General Stores, Inc.	19,495,709

		49,596,402

Containers & Packaging – 2.2%
140,118	Avery Dennison Corp.	22,577,213
364,272	Ball Corp.	18,636,156

		41,213,369

Electrical Equipment – 1.6%
59,964	Hubbell, Inc.	16,937,431
561,997	Shoals Technologies Group, Inc., Class A*	13,201,310

		30,138,741

Electronic Equipment, Instruments & Components – 2.7%
190,295	Novanta, Inc.*	31,512,852
47,702	Teledyne Technologies, Inc.*	18,539,382

		50,052,234

Entertainment – 1.3%
338,864	Liberty Media Corp.-Liberty Formula One, Class C*	23,856,026

Financial Services – 2.6%
200,662	Shift4 Payments, Inc., Class A*	12,585,521
916,487	Toast, Inc., Class A*	19,218,732
99,109	WEX, Inc.*	16,437,228

		48,241,481

Food Products – 1.3%
942,172	Hostess Brands, Inc.*	23,441,239

Health Care Equipment & Supplies – 6.2%
291,830	Axonics, Inc.*	14,121,654
65,167	Cooper Cos., Inc. (The)	24,211,496
304,151	Inari Medical, Inc.*	18,370,720
38,662	Insulet Corp.*	10,603,054
144,374	iRhythm Technologies, Inc.*	16,497,617
65,081	Shockwave Medical, Inc.*	17,903,132
56,071	Teleflex, Inc.	13,162,667

		114,870,340

Health Care Providers & Services – 0.6%
294,995	Alignment Healthcare, Inc.*	1,731,621

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
243,424	Surgery Partners, Inc.*	$ 9,123,531

		10,855,152

Health Care Technology – 0.7%
462,936	Evolent Health, Inc., Class A*	13,489,955

Hotels, Restaurants & Leisure – 7.8%
129,664	Churchill Downs, Inc.	17,610,965
42,625	Domino’s Pizza, Inc.	12,354,856
402,698	Planet Fitness, Inc., Class A*	25,748,510
263,455	Texas Roadhouse, Inc.	28,426,795
77,922	Vail Resorts, Inc.	18,950,630
144,040	Wingstop, Inc.	28,715,814
201,506	Wyndham Hotels & Resorts, Inc.	13,752,785

		145,560,355

Insurance – 0.8%
52,200	Kinsale Capital Group, Inc.	15,815,556

IT Services – 1.1%
224,443	Okta, Inc.*	20,401,869

Life Sciences Tools & Services – 5.7%
269,411	Bio-Techne Corp.	22,035,126
394,595	Bruker Corp.	27,266,514
94,378	Charles River Laboratories International, Inc.*	18,250,818
125,130	Repligen Corp.*	21,011,830
659,273	Stevanato Group SPA (Italy)	17,741,036

		106,305,324

Machinery – 9.4%
144,642	Chart Industries, Inc.*	15,871,567
61,744	IDEX Corp.	12,296,935
200,109	Lincoln Electric Holdings, Inc.	33,950,493
133,113	Nordson Corp.	29,009,316
141,408	RBC Bearings, Inc.*	28,039,792
212,181	Timken Co. (The)	15,181,550
262,853	Toro Co. (The)	25,714,909
93,306	Watts Water Technologies, Inc., Class A	14,784,336

		174,848,898

Oil, Gas & Consumable Fuels – 1.2%
182,011	Antero Resources Corp.*	3,714,844
60,885	Chesapeake Energy Corp.	4,581,596

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
150,262	Denbury, Inc.*	$ 13,549,125

		21,845,565

Professional Services – 0.9%
55,940	CACI International, Inc., Class A*	16,738,367

Semiconductors & Semiconductor Equipment – 8.7%
808,971	Allegro MicroSystems, Inc. (Japan)*	31,816,830
180,277	Entegris, Inc.	18,974,154
431,419	Lattice Semiconductor Corp.*	35,078,679
438,452	MACOM Technology Solutions Holdings, Inc.*	26,232,583
320,840	MKS Instruments, Inc.	31,220,940
176,902	Teradyne, Inc.	17,723,811

		161,046,997

Software – 11.3%
114,660	CyberArk Software Ltd.*	17,741,342
580,607	DoubleVerify Holdings, Inc.*	20,245,766
566,398	Dynatrace, Inc.*	28,880,634
248,266	Elastic NV*	18,078,730
156,182	Manhattan Associates, Inc.*	28,334,538
309,430	Procore Technologies, Inc.*	18,711,232
160,731	PTC, Inc.*	21,602,246
123,743	Rapid7, Inc.*	5,905,016
884,552	Samsara, Inc., Class A*	17,027,626
459,341	Smartsheet, Inc., Class A*	22,774,127
627,557	UiPath, Inc., Class A*	11,226,995

		210,528,252

Specialty Retail – 2.9%
177,295	Five Below, Inc.*	30,586,934
248,859	Floor & Decor Holdings, Inc., Class A*	22,723,315

		53,310,249

Technology Hardware, Storage & Peripherals – 1.1%
738,374	Pure Storage, Inc., Class A*	21,257,787

Textiles, Apparel & Luxury Goods – 2.7%
215,506	Crocs, Inc.*	24,197,014
52,887	Deckers Outdoor Corp.*	25,121,325

		49,318,339

Trading Companies & Distributors – 4.0%
1,375,297	Core & Main, Inc., Class A*	36,775,442

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
114,328	SiteOne Landscape Supply, Inc.*	$ 15,764,688
64,463	Watsco, Inc.	20,909,863

		73,449,993

TOTAL COMMON STOCKS (Cost $1,639,693,295)		$1,831,432,960

Shares	Dividend Rate	Value

Investment Company – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
19,060,722	5.003%	$ 19,060,722
(Cost $19,060,722)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,658,754,017)		$1,850,493,682

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
19,199	5.003%	$ 19,199
(Cost $19,199)

TOTAL INVESTMENTS – 99.6% (Cost $1,658,773,216)		$1,850,512,881

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		6,572,636

NET ASSETS – 100.0%		$1,857,085,517

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 0.4%
2,931	Boeing Co. (The)*	$ 602,907

Automobile Components – 0.5%
7,277	Aptiv PLC*	640,958

Automobiles – 2.0%
13,731	Tesla, Inc.*	2,800,163

Beverages – 1.3%
15,286	Coca-Cola Co. (The)	911,963
15,122	Monster Beverage Corp.*	886,451

		1,798,414

Biotechnology – 3.1%
4,186	Alnylam Pharmaceuticals, Inc.*	774,452
2,266	Argenx SE ADR (Netherlands)*	880,794
9,674	BioMarin Pharmaceutical, Inc.*	841,058
4,229	Exact Sciences Corp.*	345,002
9,649	Gilead Sciences, Inc.	742,394
6,465	Sarepta Therapeutics, Inc.*	799,074

		4,382,774

Broadline Retail – 6.5%
70,533	Amazon.com, Inc.*	8,504,869
6,166	Etsy, Inc.*	499,754

		9,004,623

Capital Markets – 1.5%
16,546	Charles Schwab Corp. (The)	871,809
2,468	MSCI, Inc.	1,161,268

		2,033,077

Chemicals – 2.9%
5,031	Linde PLC	1,779,263
9,752	Sherwin-Williams Co. (The)	2,221,311

		4,000,574

Commercial Services & Supplies – 0.8%
8,148	Waste Connections, Inc.	1,113,424

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 0.7%
2,534	Martin Marietta Materials, Inc.	$ 1,008,633

Electrical Equipment – 0.7%
3,705	Rockwell Automation, Inc.	1,032,213

Electronic Equipment, Instruments & Components – 0.5%
8,937	Amphenol Corp., Class A	674,297

Entertainment – 0.5%
8,868	Live Nation Entertainment, Inc.*	708,908

Financial Services – 4.3%
10,896	Mastercard, Inc., Class A	3,977,258
6,847	PayPal Holdings, Inc.*	424,446
7,349	Visa, Inc., Class A	1,624,349

		6,026,053

Food Products – 1.5%
20,436	McCormick & Co., Inc.	1,751,978
3,697	Mondelez International, Inc., Class A	271,397

		2,023,375

Ground Transportation – 1.1%
5,151	Old Dominion Freight Line, Inc.	1,599,076

Health Care Equipment & Supplies – 2.7%
29,967	Boston Scientific Corp.*	1,542,701
2,991	Insulet Corp.*	820,282
4,783	Intuitive Surgical, Inc.*	1,472,399

		3,835,382

Health Care Providers & Services – 1.7%
1,988	Humana, Inc.	997,717
2,932	UnitedHealth Group, Inc.	1,428,588

		2,426,305

Health Care Technology – 0.3%
2,128	Veeva Systems, Inc., Class A*	352,610

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.4%
329	Chipotle Mexican Grill, Inc.*	$ 683,165
4,627	McDonald’s Corp.	1,319,204

		2,002,369

Household Products – 1.5%
14,722	Procter & Gamble Co. (The)	2,097,885

Interactive Media & Services – 6.8%
41,422	Alphabet, Inc., Class A*	5,089,521
31,664	Alphabet, Inc., Class C*	3,906,388
47,720	Snap, Inc., Class A*	486,744

		9,482,653

IT Services – 2.7%
8,209	Accenture PLC, Class A	2,511,297
7,485	Snowflake, Inc., Class A*	1,237,720

		3,749,017

Life Sciences Tools & Services – 1.1%
2,304	Illumina, Inc.*	453,081
1,890	Waters Corp.*	474,806
1,890	West Pharmaceutical Services, Inc.	632,451

		1,560,338

Machinery – 1.6%
7,396	Caterpillar, Inc.	1,521,727
1,865	Deere & Co.	645,253

		2,166,980

Metals & Mining – 0.3%
12,981	Freeport-McMoRan, Inc.	445,768

Oil, Gas & Consumable Fuels – 0.3%
2,986	Cheniere Energy, Inc.	417,353

Personal Care Products – 0.5%
3,830	Estee Lauder Cos., Inc. (The), Class A	704,835

Pharmaceuticals – 3.3%
20,575	AstraZeneca PLC ADR (United Kingdom)	1,503,621

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
7,303	Eli Lilly & Co.	$ 3,136,346

		4,639,967

Professional Services – 0.8%
13,756	CoStar Group, Inc.*	1,092,226

Semiconductors & Semiconductor Equipment – 10.0%
5,492	Enphase Energy, Inc.*	954,949
2,908	KLA Corp.	1,288,215
47,597	Marvell Technology, Inc.	2,783,949
23,147	NVIDIA Corp.	8,757,436
2,322	ON Semiconductor Corp.*	194,119

		13,978,668

Software – 17.3%
925	Adobe, Inc.*	386,456
3,763	Atlassian Corp., Class A*	680,313
4,603	Intuit, Inc.	1,929,209
52,247	Microsoft Corp.	17,157,392
14,780	Oracle Corp.	1,565,793
9,762	Salesforce, Inc.*	2,180,636
545	ServiceNow, Inc.*	296,905

		24,196,704

Specialized REITs – 1.5%
5,385	American Tower Corp. REIT	993,209
1,501	Equinix, Inc. REIT	1,119,071

		2,112,280

Specialty Retail – 1.8%
2,700	RH*	661,446
17,344	Ross Stores, Inc.	1,797,185

		2,458,631

Technology Hardware, Storage & Peripherals – 13.1%
102,857	Apple, Inc.	18,231,403

Textiles, Apparel & Luxury Goods – 2.4%
4,628	Lululemon Athletica, Inc.*	1,536,172

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
16,725	NIKE, Inc., Class B	$ 1,760,474

		3,296,646

TOTAL COMMON STOCKS (Cost $66,558,129)		$138,697,489

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
447,748	5.003%	$ 447,748
(Cost $447,748)

TOTAL INVESTMENTS – 99.7% (Cost $67,005,877)		$139,145,237

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		455,200

NET ASSETS – 100.0%		$139,600,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Broadline Retail – 9.0%
371,744	Amazon.com, Inc.*	$ 44,824,891
5,383	MercadoLibre, Inc. (Brazil)*	6,669,537

		51,494,428

Capital Markets – 1.1%
113,201	Nasdaq, Inc.	6,265,675

Communications Equipment – 3.1%
195,697	Cisco Systems, Inc.	9,720,270
29,627	Motorola Solutions, Inc.	8,352,444

		18,072,714

Financial Services – 8.0%
120,894	Fidelity National Information Services, Inc.	6,597,186
26,601	Mastercard, Inc., Class A	9,709,897
183,169	PayPal Holdings, Inc.*	11,354,646
82,537	Visa, Inc., Class A	18,243,153

		45,904,882

Ground Transportation – 1.4%
218,419	Uber Technologies, Inc.*	8,284,633

Interactive Media & Services – 10.2%
426,620	Alphabet, Inc., Class C*	52,632,110
573,261	Snap, Inc., Class A*	5,847,262

		58,479,372

IT Services – 3.2%
36,611	Accenture PLC, Class A	11,200,037
44,090	Snowflake, Inc., Class A*	7,290,723

		18,490,760

Semiconductors & Semiconductor Equipment – 19.4%
52,538	Applied Materials, Inc.	7,003,316
14,416	ASML Holding NV (Netherlands)	10,421,759
38,015	Enphase Energy, Inc.*	6,610,048
39,618	KLA Corp.	17,550,378
379,841	Marvell Technology, Inc.	22,216,900
86,174	NVIDIA Corp.	32,603,071
88,955	Texas Instruments, Inc.	15,467,495

		111,872,967

Software – 34.1%
43,248	Adobe, Inc.*	18,068,582

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
86,140	Datadog, Inc., Class A*	$ 8,175,547
22,380	HubSpot, Inc.*	11,592,616
29,850	Intuit, Inc.	12,510,732
187,223	Microsoft Corp.	61,482,161
137,846	Oracle Corp.	14,603,405
74,724	Palo Alto Networks, Inc.*	15,945,354
73,031	Salesforce, Inc.*	16,313,665
16,700	ServiceNow, Inc.*	9,097,826
456,711	UiPath, Inc., Class A*	8,170,560
66,805	Workday, Inc., Class A*	14,161,992
44,431	Zscaler, Inc.*	6,019,512

		196,141,952

Specialized REITs – 4.8%
59,784	American Tower Corp. REIT	11,026,561
21,986	Equinix, Inc. REIT	16,391,662

		27,418,223

Technology Hardware, Storage & Peripherals – 4.6%
150,089	Apple, Inc.	26,603,275

TOTAL COMMON STOCKS (Cost $348,380,551)		$569,028,881

Shares	Dividend Rate	Value

Investment Company – 1.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,052,685	5.003%	$ 6,052,685
(Cost $6,052,685)

TOTAL INVESTMENTS – 100.0% (Cost $354,433,236)		$575,081,566

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		377,425

NET ASSETS – 100.0%		$575,458,991

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Automobile Components – 1.6%
4,086	Aptiv PLC*	$ 359,895

Banks – 3.6%
6,038	JPMorgan Chase & Co.	819,417

Broadline Retail – 0.9%
2,464	Etsy, Inc.*	199,707

Capital Markets – 3.6%
563	BlackRock, Inc.	370,201
5,510	Morgan Stanley	450,497

		820,698

Chemicals – 2.3%
1,509	Linde PLC	533,673

Communications Equipment – 2.5%
11,220	Cisco Systems, Inc.	557,297

Consumer Finance – 2.1%
3,007	American Express Co.	476,790

Containers & Packaging – 1.7%
7,437	Ball Corp.	380,477

Diversified Telecommunication Services – 2.0%
29,381	AT&T, Inc.	462,163

Electric Utilities – 2.6%
8,129	NextEra Energy, Inc.	597,156

Electrical Equipment – 4.4%
3,004	Eaton Corp. PLC	528,404
1,674	Rockwell Automation, Inc.	466,376

		994,780

Entertainment – 0.9%
2,325	Walt Disney Co. (The)*	204,507

Financial Services – 1.2%
4,245	PayPal Holdings, Inc.*	263,148

Food Products – 2.5%
6,645	McCormick & Co., Inc.	569,676

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 1.9%
1,394	Old Dominion Freight Line, Inc.	$ 432,753

Health Care Equipment & Supplies – 3.2%
1,271	Cooper Cos., Inc. (The)	472,215
2,124	Dexcom, Inc.*	249,060

		721,275

Health Care Providers & Services – 3.8%
5,900	CVS Health Corp.	401,377
925	Humana, Inc.	464,230

		865,607

Hotels, Restaurants & Leisure – 2.5%
2,011	McDonald’s Corp.	573,356

Household Products – 3.0%
4,865	Procter & Gamble Co. (The)	693,263

Industrial Conglomerates – 2.3%
5,195	General Electric Co.	527,448

Interactive Media & Services – 5.1%
9,354	Alphabet, Inc., Class A*	1,149,326

Life Sciences Tools & Services – 1.0%
983	Danaher Corp.	225,717

Machinery – 4.2%
2,175	Caterpillar, Inc.	447,506
5,167	Xylem, Inc.	517,734

		965,240

Media – 1.4%
8,922	New York Times Co. (The), Class A	316,017

Metals & Mining – 1.0%
2,410	Steel Dynamics, Inc.	221,479

Pharmaceuticals – 5.8%
8,537	Bristol-Myers Squibb Co.	550,124
1,763	Eli Lilly & Co.	757,138

		1,307,262

Semiconductors & Semiconductor Equipment – 7.1%
1,075	Enphase Energy, Inc.*	186,921

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
4,503	Marvell Technology, Inc.	$ 263,381
2,223	NVIDIA Corp.	841,050
1,905	Texas Instruments, Inc.	331,241

		1,622,593

Software – 9.5%
1,876	DocuSign, Inc.*	105,806
6,218	Microsoft Corp.	2,041,929

		2,147,735

Specialized REITs – 2.1%
2,545	American Tower Corp. REIT	469,400

Specialty Retail – 2.0%
4,362	Ross Stores, Inc.	451,991

Technology Hardware, Storage & Peripherals – 6.8%
8,721	Apple, Inc.	1,545,797

Textiles, Apparel & Luxury Goods – 2.3%
442	Lululemon Athletica, Inc.*	146,713
3,659	NIKE, Inc., Class B	385,146

		531,859

Water Utilities – 2.3%
3,624	American Water Works Co., Inc.	523,487

TOTAL COMMON STOCKS (Cost $18,002,829)		$22,530,989

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
126,044	5.003%	$ 126,044
(Cost $126,044)

TOTAL INVESTMENTS – 99.8% (Cost $18,128,873)		$22,657,033

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		51,424

NET ASSETS – 100.0%		$22,708,457

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2023:

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,616,052	$—	$—
North America	139,860,665	—	—
Investment Company	802,903	—	—

Total	$145,279,620	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$532,855	$—	$—
North America	50,063,205	—	—
Investment Company	610,269	—	—
Exchange-Traded Fund	445,010	—	—

Total	$51,651,339	$—	$—

LARGE CAP CORE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,435,580	$—	$—
North America	1,057,176,154	—	—
Investment Company	9,487,593	—	—

Total	$1,075,099,327	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,488,457	$—	$—
North America	835,019,274	—	—
Investment Company	19,981,596	—	—

Total	$857,489,327	$—	$—

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$145,245	$—	$—
Europe	242,047	—	—
North America	31,866,082	—	—
Investment Company	1,294,335	—	—

Total	$33,547,709	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$31,816,830	$—	$—
Europe	17,741,036	—	—
North America	1,781,875,094	—	—
Investment Company	19,060,722	—	—
Securities Lending Reinvestment Vehicle	19,199	—	—

Total	$1,850,512,881	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,384,415	$—	$—
North America	136,313,074	—	—
Investment Company	447,748	—	—

Total	$139,145,237	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$10,421,759	$—	$—
North America	551,937,585	—	—
South America	6,669,537	—	—
Investment Company	6,052,685	—	—

Total	$575,081,566	$—	$—

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$22,530,989	$—	$—
Investment Company	126,044	—	—

Total	$22,657,033	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invest in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.